Shareholder's Deficit (Details) - USD ($)			1 Months Ended	12 Months Ended
		Aug. 28, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholder’s Deficit [Line Items]
Authorized shares	[1]		500,000,000	500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued	[1]		70,789,261	70,789,261	64,730,411
Increase of PIPE financing (in Dollars)				$ 13,200,000	$ 7,545,772
Ordinary shares, outstanding	[1]		70,789,261	70,789,261	64,730,411
Public Warrants [Member]
Shareholder’s Deficit [Line Items]
Exercise price (in Dollars per share)			$ 0.99	$ 0.99
Warrants were exchanged			62,580	62,580
Investor [Member]
Shareholder’s Deficit [Line Items]
Increase of PIPE financing (in Dollars)		$ 13,200,000
Private Investment in Public Equity [Member]
Shareholder’s Deficit [Line Items]
Shares issue price per share (in Dollars per share)		$ 8
YD Biopharma [Member]
Shareholder’s Deficit [Line Items]
Business combination outstanding shares		4,140,948		4,140,948
YD Biopharma [Member] | Public Warrants [Member]
Shareholder’s Deficit [Line Items]
Business combination outstanding shares			62,580
Common Stock [Member]
Shareholder’s Deficit [Line Items]
Authorized shares			500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Number voting				one
Warrants were exchanged			205,333	205,333
Ordinary shares, outstanding		70,521,359	70,789,261	70,789,261	64,730,411	64,730,411	64,730,411
Common Stock [Member] | Public Warrants [Member]
Shareholder’s Deficit [Line Items]
Exercise price (in Dollars per share)			$ 11.5	$ 11.5
Warrants were exchanged			1,782,089	1,782,089
Common Stock [Member] | Private Investment in Public Equity [Member]
Shareholder’s Deficit [Line Items]
Issue ordinary shares		1,650,000
Common Stock [Member] | YD Biopharma [Member]
Shareholder’s Deficit [Line Items]
Business combination outstanding shares		64,730,411
Ordinary shares, issued			64,730,411	64,730,411

[1]	Shares related information and additional paid-in capital are retrospectively restated for effect of recapitalization completed on August 28, 2025.